Quarterly Holdings Report
for

Fidelity® Series Real Estate Income Fund

October 31, 2019

SRE-QTLY-1219
1.924315.108

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Wyndham Destinations, Inc.	25,800	$1,197,378
FINANCIALS - 3.2%
Capital Markets - 0.3%
Trinity Merger Corp. Class A (a)	262,900	2,757,821
Mortgage Real Estate Investment Trusts - 2.9%
Anworth Mortgage Asset Corp.	39,712	135,815
Chimera Investment Corp.	66,800	1,353,368
Colony NorthStar Credit Real Estate, Inc.	146,740	2,102,784
Dynex Capital, Inc.	171,466	2,770,891
Ellington Financial LLC	152,651	2,811,831
Ellington Residential Mortgage REIT	45,300	492,411
Great Ajax Corp.	217,626	3,405,847
Hunt Companies Finance Trust, Inc.	23,108	76,950
MFA Financial, Inc.	1,098,100	8,334,579
New Residential Investment Corp.	497,400	7,878,816
Redwood Trust, Inc.	120,100	1,962,434
Two Harbors Investment Corp.	14,800	205,276
		31,531,002

TOTAL FINANCIALS		34,288,823

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Williams Scotsman Corp. (a)	12,400	195,424
REAL ESTATE - 12.0%
Equity Real Estate Investment Trusts (REITs) - 12.0%
Acadia Realty Trust (SBI)	295,300	8,262,494
American Homes 4 Rent Class A	58,400	1,545,848
American Tower Corp.	61,500	13,411,920
Apartment Investment & Management Co. Class A	240,502	13,198,750
AvalonBay Communities, Inc.	13,700	2,981,942
Cedar Realty Trust, Inc.	35,600	118,904
Colony Capital, Inc.	570,699	3,195,914
CoreSite Realty Corp.	7,300	857,750
Crown Castle International Corp.	55,500	7,702,845
Equinix, Inc.	10,700	6,064,546
Equity Lifestyle Properties, Inc.	207,600	14,519,527
Equity Residential (SBI)	37,800	3,351,348
Gaming & Leisure Properties	39,100	1,578,076
Healthcare Realty Trust, Inc.	16,300	566,751
Healthcare Trust of America, Inc.	105,850	3,281,350
iStar Financial, Inc.	203,300	2,644,933
Lexington Corporate Properties Trust	382,622	4,162,927
Mid-America Apartment Communities, Inc.	58,114	8,077,265
Monmouth Real Estate Investment Corp. Class A	156,695	2,362,961
NexPoint Residential Trust, Inc.	28	1,366
Outfront Media, Inc.	16,965	446,349
Retail Value, Inc.	21,794	797,878
Sabra Health Care REIT, Inc.	200,200	4,924,920
Safety Income and Growth, Inc.	39,600	1,369,368
Senior Housing Properties Trust (SBI)	285,500	2,833,588
SITE Centers Corp.	141,900	2,203,707
Store Capital Corp.	45,400	1,838,700
Terreno Realty Corp.	22,880	1,290,661
UMH Properties, Inc.	69,300	1,034,649
Ventas, Inc.	192,828	12,553,103
VEREIT, Inc.	51,200	503,808
Weyerhaeuser Co.	59,600	1,740,916
		129,425,064
TOTAL COMMON STOCKS
(Cost $127,323,800)		165,106,689

Preferred Stocks - 25.3%
Convertible Preferred Stocks - 2.3%
FINANCIALS - 1.0%
Mortgage Real Estate Investment Trusts - 1.0%
Great Ajax Corp. 7.25%	310,550	8,558,758
ZAIS Financial Corp. 7.00%	73,475	2,035,258
		10,594,016
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Braemar Hotels & Resorts, Inc. 5.50%	18,883	388,990
iStar Financial, Inc. Series J, 4.50%	47,100	2,573,885
Lexington Corporate Properties Trust Series C, 6.50%	71,519	4,087,311
QTS Realty Trust, Inc. 6.50%	8,475	1,071,248
RLJ Lodging Trust Series A, 1.95%	38,950	1,069,567
Wheeler REIT, Inc. 8.75%	213,775	3,326,265
		12,517,266
Real Estate Management & Development - 0.1%
Landmark Infrastructure Partners LP 7.012%	57,650	1,517,415
TOTAL REAL ESTATE		14,034,681

TOTAL CONVERTIBLE PREFERRED STOCKS		24,628,697

Nonconvertible Preferred Stocks - 23.0%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
DCP Midstream Partners LP:
7.95% (b)	26,509	665,111
Series B, 7.875% (b)	31,050	763,830
Enbridge, Inc. Series 1 4.00%	76,025	1,490,090
Energy Transfer Partners LP 7.60% (b)	54,425	1,374,242
Global Partners LP 9.75% (b)	1,825	48,607
		4,341,880
FINANCIALS - 11.9%
Mortgage Real Estate Investment Trusts - 11.9%
AG Mortgage Investment Trust, Inc.:
8.00%	144,509	3,656,078
8.25%	1,725	44,160
Series C 8.00% (a)	102,093	2,647,271
AGNC Investment Corp.:
6.875%	129,150	3,277,827
Series B, 7.75%	34,175	860,274
Series C, 7.00%	81,399	2,114,746
Series E 6.50% (a)	139,150	3,580,330
Annaly Capital Management, Inc.:
6.75%	91,000	2,358,720
Series D, 7.50%	88,175	2,269,625
Series F, 6.95%	220,600	5,751,042
Series G, 6.50%	126,950	3,277,849
Anworth Mortgage Asset Corp. Series A, 8.625%	111,413	2,854,958
Arbor Realty Trust, Inc.:
Series A, 8.25%	44,047	1,147,984
Series B, 7.75%	42,675	1,113,736
Series C, 8.50%	16,125	419,573
Arlington Asset Investment Corp.:
6.625%	38,138	909,591
8.25% (b)	22,175	473,436
Armour Residential REIT, Inc. Series B, 7.875%	27,426	688,812
Capstead Mortgage Corp. Series E, 7.50%	55,016	1,401,258
Cherry Hill Mortgage Investment Corp.:
8.25%	36,575	933,760
Series A, 8.20%	64,250	1,635,163
Chimera Investment Corp.:
8.00% (b)	114,500	2,951,810
Series A, 8.00%	38,500	1,023,330
Series B, 8.00% (b)	342,958	9,071,239
Series C, 7.75% (b)	270,066	6,805,663
Dynex Capital, Inc.:
Series A, 8.50%	100,363	2,596,391
Series B, 7.625%	50,160	1,264,032
Ellington Financial LLC 6.75% (a)(b)	36,424	920,070
Exantas Capital Corp. 8.625% (b)	16,193	421,828
Invesco Mortgage Capital, Inc.:
7.50%	397,081	10,638,197
Series A, 7.75%	31,526	815,578
Series B, 7.75%	236,491	6,576,815
MFA Financial, Inc.:
8.00%	114,772	2,989,811
Series B, 7.50%	195,649	5,018,397
New Residential Investment Corp.:
7.125%	87,246	2,224,773
Series A 7.50%	72,445	1,885,743
New York Mortgage Trust, Inc.:
Series B, 7.75%	81,977	2,072,379
Series C, 7.875%	121,233	3,062,346
Series D, 8.00%	78,000	1,986,660
PennyMac Mortgage Investment Trust:
8.125%	76,075	2,047,939
Series B, 8.00%	123,712	3,243,729
Two Harbors Investment Corp.:
7.50%	118,883	3,000,607
7.75%	11,639	296,806
Series A, 8.125% (b)	109,525	3,040,414
Series B, 7.625% (b)	229,755	6,072,425
Series C, 7.25% (b)	145,570	3,733,871
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	24,550	627,253
ZAIS Financial Corp. Series C 6.20%	80,450	2,080,437
		127,884,736
Real Estate Management & Development - 0.0%
Brookfield Properties Corp. Series EE, 5.10%	7,675	131,170
TOTAL FINANCIALS		128,015,906
REAL ESTATE - 10.7%
Equity Real Estate Investment Trusts (REITs) - 10.6%
American Finance Trust, Inc. 7.50%	48,725	1,233,961
American Homes 4 Rent:
6.25%	18,925	511,921
Series D, 6.50%	43,125	1,155,319
Series E, 6.35%	50,025	1,327,163
Series F, 5.875%	47,683	1,242,619
Series G, 5.875%	37,050	982,937
Armada Hoffler Properties, Inc. 6.75%	25,750	693,963
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	40,411	992,898
Series F, 7.375%	95,700	2,093,916
Series G, 7.375%	27,229	577,527
Series H, 7.50%	35,575	771,978
Series I, 7.50%	58,911	1,261,285
Bluerock Residential Growth (REIT), Inc.:
Series A, 8.25%	107,850	2,845,083
Series C, 7.625%	44,175	1,145,016
Series D, 7.125%	31,900	831,250
Braemar Hotels & Resorts, Inc. Series D, 8.25%	35,150	937,577
Cedar Realty Trust, Inc.:
Series B, 7.25%	40,856	1,037,673
Series C, 6.50%	53,500	1,264,740
City Office REIT, Inc. Series A, 6.625%	27,525	720,329
Colony Capital, Inc.:
Series B, 8.25%	45,565	1,158,718
Series E, 8.75%	102,041	2,608,168
Series G, 7.50%	102,160	2,542,762
Series H, 7.125%	187,112	4,477,590
Series I, 7.15%	205,785	4,897,683
Series J, 7.15%	274,662	6,569,915
Digital Realty Trust, Inc.:
Series C, 6.625%	16,950	451,379
Series G, 5.875%	28,720	729,201
Farmland Partners, Inc. Series B, 6.00%	117,050	2,834,951
Gladstone Commercial Corp.:
6.625%	41,125	1,079,531
Series D, 7.00%	107,225	2,836,101
Gladstone Land Corp. Series A, 6.375%	11,725	305,551
Global Medical REIT, Inc. Series A, 7.50%	27,461	723,597
Global Net Lease, Inc. Series A, 7.25%	129,625	3,396,175
Government Properties Income Trust 5.875%	39,775	1,033,752
Hersha Hospitality Trust:
Series C, 6.875%	550	13,906
Series D, 6.50%	42,250	1,052,870
Investors Real Estate Trust Series C, 6.625%	57,700	1,517,510
iStar Financial, Inc.:
Series D, 8.00%	64,792	1,689,127
Series G, 7.65%	100,575	2,577,737
Series I, 7.50%	28,700	730,415
Jernigan Capital, Inc. Series B, 7.00%	50,892	1,369,382
Kimco Realty Corp. Series M, 5.25%	22,400	581,056
Monmouth Real Estate Investment Corp. Series C, 6.125%	89,736	2,242,503
National Storage Affiliates Trust Series A, 6.00%	12,325	326,613
Pebblebrook Hotel Trust:
6.30%	42,675	1,094,187
6.375%	51,314	1,291,573
Series C, 6.50%	73,405	1,888,711
Series D, 6.375%	53,925	1,429,013
Pennsylvania (REIT):
Series B, 7.375%	56,533	1,239,769
Series C, 7.20%	9,575	195,043
Series D, 6.875%	27,400	594,035
Plymouth Industrial REIT, Inc. Series A, 7.50%	30,350	820,968
Prologis, Inc. Series Q, 8.54%	16,850	1,217,413
PS Business Parks, Inc.:
Series U, 5.75%	102,483	2,589,745
Series Z 4.875% (a)(c)	8,000	199,200
Public Storage Series F, 5.15%	29,950	786,188
QTS Realty Trust, Inc. Series A, 7.125%	32,825	884,962
RAIT Financial Trust 7.625%	48,605	1,151,452
Rexford Industrial Realty, Inc.:
Series A, 5.875%	26,500	697,570
Series B, 5.875%	50,000	1,305,500
Series C 5.625%	11,775	303,324
Saul Centers, Inc.:
Series D, 6.125%	15,958	423,733
Series E 6.00%	13,475	357,583
Senior Housing Properties Trust 5.625%	1,057	25,801
Seritage Growth Properties Series A, 7.00%	1,050	26,775
SITE Centers Corp.:
Series J, 6.50%	73,981	1,859,512
Series K, 6.25%	28,039	718,079
Sotherly Hotels, Inc.:
Series B, 8.00%	12,750	331,500
Series C, 7.875%	19,300	493,231
Spirit Realty Capital, Inc. Series A, 6.00%	16,575	433,436
Stag Industrial, Inc. Series C, 6.875%	17,925	479,494
Summit Hotel Properties, Inc.:
Series D, 6.45%	42,350	1,130,745
Series E, 6.25%	48,387	1,294,352
Sunstone Hotel Investors, Inc.:
Series E, 6.95%	8,475	227,639
Series F, 6.45%	16,950	450,517
Taubman Centers, Inc. Series K, 6.25%	21,311	551,955
UMH Properties, Inc.:
Series B, 8.00%	154,275	4,037,377
Series C, 6.75%	78,695	2,112,961
Series D, 6.375%	49,775	1,264,285
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	37,551	939,151
Series H, 6.25%	51,175	1,365,349
Series K 5.875% (a)	28,775	746,424
VEREIT, Inc. Series F, 6.70%	250,597	6,367,670
Washington Prime Group, Inc.:
Series H, 7.50%	55,800	1,273,356
Series I, 6.875%	13,808	288,311
		114,261,237
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 6.50%	5,875	156,863
Landmark Infrastructure Partners LP Series B, 7.90%	22,125	573,038
		729,901
TOTAL REAL ESTATE		114,991,138
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Brookfield Infrastructure Partners LP Series 5, 5.35%	35,775	684,209

TOTAL NONCONVERTIBLE PREFERRED STOCKS		248,033,133

TOTAL PREFERRED STOCKS
(Cost $261,489,237)		272,661,830
	Principal Amount	Value

Corporate Bonds - 26.1%
Convertible Bonds - 7.0%
FINANCIALS - 6.7%
Diversified Financial Services - 0.6%
RWT Holdings, Inc. 5.75% 10/1/25 (d)	7,050,000	7,138,802
Mortgage Real Estate Investment Trusts - 6.1%
Apollo Commercial Real Estate Finance, Inc. 5.375% 10/15/23	319,000	322,448
Blackstone Mortgage Trust, Inc. 4.75% 3/15/23	1,644,000	1,731,272
Colony Financial, Inc.:
3.875% 1/15/21	5,436,000	5,340,888
5% 4/15/23	3,687,000	3,595,238
Exantas Capital Corp. 8% 1/15/20	1,965,000	1,972,369
Granite Point Mortgage Trust, Inc.:
5.625% 12/1/22 (d)	2,696,000	2,748,235
6.375% 10/1/23	1,901,000	1,977,040
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	1,491,000	1,554,281
MFA Financial, Inc. 6.25% 6/15/24	2,908,000	3,029,966
New York Mortgage Trust, Inc. 6.25% 1/15/22	28,000	28,508
PennyMac Corp. 5.375% 5/1/20	7,282,000	7,341,551
Redwood Trust, Inc.:
4.75% 8/15/23	1,805,000	1,819,095
5.625% 7/15/24	10,445,000	10,625,380
RWT Holdings, Inc. 5.625% 11/15/19	11,117,000	11,125,260
Starwood Property Trust, Inc. 4.375% 4/1/23	2,804,000	2,905,645
Two Harbors Investment Corp. 6.25% 1/15/22	829,000	855,303
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	8,344,000	8,457,658
		65,430,137
TOTAL FINANCIALS		72,568,939
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Realty Capital Properties, Inc. 3.75% 12/15/20	2,660,000	2,696,431

TOTAL CONVERTIBLE BONDS		75,265,370

Nonconvertible Bonds - 19.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	255,000	261,694
CONSUMER DISCRETIONARY - 5.2%
Hotels, Restaurants & Leisure - 0.6%
FelCor Lodging LP 6% 6/1/25	1,281,000	1,337,044
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	2,375,000	2,604,235
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	460,000	488,750
Marriott Ownership Resorts, Inc. 6.5% 9/15/26	45,000	48,655
Times Square Hotel Trust 8.528% 8/1/26 (d)	1,851,339	2,173,961
		6,652,645
Household Durables - 4.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (d)	4,354,000	4,375,770
9.875% 4/1/27 (d)	3,780,000	4,214,700
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	1,834,000	1,797,320
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
6.125% 7/1/22 (d)	1,121,000	1,139,216
6.25% 9/15/27 (d)	1,467,000	1,496,340
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (d)	2,062,000	2,134,170
Century Communities, Inc.:
5.875% 7/15/25	1,518,000	1,578,720
6.75% 6/1/27 (d)	1,770,000	1,893,900
KB Home:
4.8% 11/15/29 (c)	1,452,000	1,463,798
6.875% 6/15/27	34,000	38,760
8% 3/15/20	2,490,000	2,540,547
LGI Homes, Inc. 6.875% 7/15/26 (d)	3,558,000	3,682,530
M/I Homes, Inc.:
5.625% 8/1/25	1,518,000	1,578,720
6.75% 1/15/21	778,000	785,928
Mason Finance Sub, Inc. 6.875% 8/15/23 (d)	134,000	140,700
Meritage Homes Corp.:
5.125% 6/6/27	941,000	1,013,928
6% 6/1/25	3,130,000	3,497,775
7% 4/1/22	2,089,000	2,282,233
7.15% 4/15/20	2,019,000	2,056,856
New Home Co. LLC 7.25% 4/1/22	2,698,000	2,554,669
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (d)	806,000	870,480
TRI Pointe Homes, Inc.:
5.25% 6/1/27	2,522,000	2,610,270
5.875% 6/15/24	1,250,000	1,346,875
William Lyon Homes, Inc.:
5.875% 1/31/25	2,028,000	2,063,490
6% 9/1/23	78,000	80,730
6.625% 7/15/27 (d)	1,427,000	1,501,918
7% 8/15/22	185,000	185,463
		48,925,806
TOTAL CONSUMER DISCRETIONARY		55,578,451
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (d)	2,389,000	2,394,973
Cumberland Farms, Inc. 6.75% 5/1/25 (d)	388,000	415,858
		2,810,831
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC:
6.75% 2/7/25 (d)	540,000	540,000
8.5% 10/30/25 (d)	985,000	1,034,624
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	45,000	46,496
7% 8/1/27 (d)	2,045,000	2,127,148
		3,748,268
FINANCIALS - 1.0%
Banks - 0.1%
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)	708,000	744,285
Capital Markets - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 5% 3/15/24	655,000	675,469
Diversified Financial Services - 0.8%
Brixmor Operating Partnership LP:
3.65% 6/15/24	67,000	69,917
3.85% 2/1/25	1,753,000	1,847,605
3.875% 8/15/22	1,869,000	1,953,781
Five Point Operation Co. LP 7.875% 11/15/25 (d)	3,734,000	3,529,265
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	861,000	868,534
6.25% 2/1/22	299,000	306,101
6.25% 5/15/26	56,000	59,360
		8,634,563
Mortgage Real Estate Investment Trusts - 0.1%
Starwood Property Trust, Inc. 4.75% 3/15/25	747,000	775,713
TOTAL FINANCIALS		10,830,030
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.9%
Sabra Health Care LP 5.125% 8/15/26	6,615,000	7,165,933
Sabra Health Care LP/Sabra Capital Corp.:
3.9% 10/15/29	1,011,000	1,003,418
4.8% 6/1/24	1,267,000	1,334,531
		9,503,882
INDUSTRIALS - 0.1%
Building Products - 0.1%
Shea Homes Ltd. Partnership/Corp. 6.125% 4/1/25 (d)	1,509,000	1,561,815
REAL ESTATE - 11.3%
Equity Real Estate Investment Trusts (REITs) - 7.4%
American Homes 4 Rent 4.9% 2/15/29	511,000	580,602
American Homes 4 Rent LP 4.25% 2/15/28	2,000,000	2,168,334
ARC Properties Operating Partnership LP 4.6% 2/6/24	1,757,000	1,894,980
CBL & Associates LP:
4.6% 10/15/24	5,700,000	3,619,500
5.25% 12/1/23	3,629,000	2,531,228
5.95% 12/15/26	2,551,000	1,696,415
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,428,000	1,485,120
Equinix, Inc. 5.375% 5/15/27	1,249,000	1,355,165
ESH Hospitality, Inc. 5.25% 5/1/25 (d)	2,346,000	2,419,313
HCP, Inc.:
4% 6/1/25	2,011,000	2,178,277
4.25% 11/15/23	565,000	607,630
Healthcare Realty Trust, Inc. 3.75% 4/15/23	978,000	1,010,831
Healthcare Trust of America Holdings LP 3.75% 7/1/27	94,000	99,043
Hospitality Properties Trust:
4.65% 3/15/24	1,556,000	1,611,970
5% 8/15/22	859,000	899,325
iStar Financial, Inc.:
4.75% 10/1/24	2,900,000	2,990,625
5.25% 9/15/22	773,000	791,359
6% 4/1/22	1,584,000	1,625,580
Lexington Corporate Properties Trust:
4.25% 6/15/23	2,500,000	2,585,420
4.4% 6/15/24	409,000	426,750
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% 8/1/29	1,506,000	1,570,969
5% 10/15/27	4,237,000	4,459,443
5.25% 8/1/26	1,466,000	1,539,300
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	616,000	654,155
4.5% 4/1/27	483,000	521,563
4.75% 1/15/28	1,616,000	1,766,632
4.95% 4/1/24	659,000	714,445
5.25% 1/15/26	22,000	24,386
Regency Centers LP 3.6% 2/1/27	471,000	498,085
SBA Communications Corp. 4% 10/1/22	487,000	496,813
Select Income REIT:
4.15% 2/1/22	2,117,000	2,166,265
4.25% 5/15/24	946,000	972,051
4.5% 2/1/25	3,695,000	3,830,497
Senior Housing Properties Trust:
4.75% 5/1/24	12,480,000	12,919,286
4.75% 2/15/28	5,067,000	5,223,457
6.75% 4/15/20	728,000	730,192
6.75% 12/15/21	2,090,000	2,227,093
SITE Centers Corp.:
3.625% 2/1/25	190,000	196,653
4.625% 7/15/22	124,000	129,691
VEREIT Operating Partnership LP 4.875% 6/1/26	2,228,000	2,480,204
WP Carey, Inc.:
4% 2/1/25	422,000	444,401
4.25% 10/1/26	998,000	1,077,511
4.6% 4/1/24	2,095,000	2,240,718
		79,461,277
Real Estate Management & Development - 3.9%
Forestar Group, Inc. 8% 4/15/24 (d)	2,784,000	2,992,800
Greystar Real Estate Partners 5.75% 12/1/25 (d)	2,430,000	2,533,275
Howard Hughes Corp. 5.375% 3/15/25 (d)	7,940,000	8,247,675
Kennedy-Wilson, Inc. 5.875% 4/1/24	10,481,000	10,847,835
Mack-Cali Realty LP:
3.15% 5/15/23	5,000	4,782
4.5% 4/18/22	91,000	91,769
Mattamy Group Corp.:
6.5% 10/1/25 (d)	3,725,000	3,939,188
6.875% 12/15/23 (d)	2,509,000	2,599,951
Mid-America Apartments LP:
3.75% 6/15/24	356,000	374,728
4.3% 10/15/23	765,000	818,770
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (d)	1,456,000	1,570,660
5.75% 1/15/28 (d)	1,511,000	1,671,544
5.875% 6/15/27 (d)	1,112,000	1,241,770
Washington Prime Group LP 6.45% 8/15/24	5,316,000	5,096,715
		42,031,462
TOTAL REAL ESTATE		121,492,739

TOTAL NONCONVERTIBLE BONDS		205,787,710

TOTAL CORPORATE BONDS
(Cost $274,046,616)		281,053,080

Asset-Backed Securities - 2.7%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)	1,841,000	2,068,488
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)	1,354,586	1,480,117
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)	1,624,000	1,819,112
Class XS, 0% 10/17/52 (b)(d)(e)(f)	926,139	9
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	1,216,000	1,291,625
Series 2002-2 Class M2, 9.163% 3/1/33	1,690,712	1,541,746
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	147,377	149,577
GPMT Ltd. Series 2019-FL2 Class D, 1 month U.S. LIBOR + 2.950% 4.8635% 2/22/36 (b)(d)(g)	358,000	360,347
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27 (b)	7,870	7,899
Series 1997-3 Class M1, 7.53% 3/15/28	55,368	55,598
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.530% 5.4281% 7/17/34 (b)(d)(g)	1,099,000	1,100,458
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.2391% 7/17/37 (b)(d)(g)	604,000	602,441
Invitation Homes Trust Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.1635% 6/17/37 (b)(d)(g)	1,000,000	999,997
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	2,405,505	1,986,736
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (d)	588,000	588,125
Series 2017-SFR1 Class F, 5.35% 8/17/34 (d)	526,000	543,710
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (d)	783,000	794,579
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)	598,000	612,618
Series 2018-SFR3 Class F, 5.368% 10/17/35 (d)	588,000	608,648
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)	1,000,000	1,006,806
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.5135% 1/17/35 (b)(d)(g)	994,000	994,616
Class F, 1 month U.S. LIBOR + 3.400% 5.3135% 1/17/35 (b)(d)(g)	2,274,000	2,275,386
Tricon American Homes:
Series 2016-SFR1 Class F, 5.769% 11/17/33 (d)	1,310,000	1,344,767
Series 2017-SFR1 Class F, 5.151% 9/17/34 (d)	1,432,000	1,482,038
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)	628,000	653,387
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)	1,386,000	1,462,466
VB-S1 Issuer LLC:
Series 2016-1A Class F, 6.901% 6/15/46 (d)	1,540,000	1,576,166
Series 2018-1A Class F, 5.25% 2/15/48 (d)	2,044,000	2,040,137
TOTAL ASSET-BACKED SECURITIES
(Cost $28,507,287)		29,447,599

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3497% 12/25/46 (b)(d)	861,000	863,579
Series 2010-K7 Class B, 5.5007% 4/25/20 (b)(d)	2,641,000	2,668,486
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $3,484,787)		3,532,065

Commercial Mortgage Securities - 20.3%
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)	625,000	578,489
Series 2018-BN12 Class D, 3% 5/15/61 (d)	318,000	289,231
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class E, 4.2844% 9/10/28 (b)(d)	1,626,000	1,612,708
Class F, 4.2844% 9/10/28 (b)(d)	800,000	775,016
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.3846% 3/15/37 (b)(d)(g)	2,000,000	2,006,245
BX Trust floater:
Series 2018-IND:
Class G, 1 month U.S. LIBOR + 2.050% 3.9635% 11/15/35 (b)(d)(g)	1,335,759	1,341,621
Class H, 1 month U.S. LIBOR + 3.000% 4.9135% 11/15/35 (b)(d)(g)	1,298,851	1,298,850
Series 2019-IMC Class G, 1 month U.S. LIBOR + 3.600% 5.5213% 4/15/34 (b)(d)(g)	819,000	826,678
Series 2019-XL Class J, 1 month U.S. LIBOR + 2.650% 4.65% 10/15/36 (b)(d)(g)	1,556,000	1,557,953
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (b)(d)	651,000	673,618
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 5.1713% 12/15/37 (b)(d)(g)	1,021,000	1,031,851
CCRESG Commercial Mortgage Trust Series 2016-HEAT:
Class E, 5.4883% 4/10/29 (b)(d)	806,000	817,275
Class F, 5.4883% 4/10/29 (b)(d)	1,999,000	1,995,525
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/50 (d)	2,226,000	2,038,362
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class E, 3.7859% 4/10/28 (b)(d)	561,000	563,293
CGMS Commercial Mortgage Trust Series 2017-MDRB:
Class D, 1 month U.S. LIBOR + 3.250% 5.1635% 7/15/30 (b)(d)(g)	69,000	68,976
Class E, 1 month U.S. LIBOR + 3.872% 5.785% 7/15/30 (b)(d)(g)	1,229,000	1,220,760
CHC Commercial Mortgage Trust floater Series 2019-CHC Class F, 1 month U.S. LIBOR + 2.608% 4.5217% 6/15/34 (b)(d)(g)	1,000,000	992,306
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.2146% 9/10/46 (b)(d)	2,496,000	2,643,475
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.2635% 7/15/27 (b)(d)(g)	567,000	567,831
Series 2016-C3 Class D, 3% 11/15/49 (d)	2,990,000	2,505,597
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 4.9713% 9/15/33 (b)(d)(g)	735,000	736,778
Class G, 1 month U.S. LIBOR + 5.056% 6.9776% 9/15/33 (b)(d)(g)	735,000	708,239
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)	2,000,000	1,740,321
Series 2012-CR1:
Class C, 5.3201% 5/15/45 (b)	3,011,000	3,154,369
Class D, 5.3201% 5/15/45 (b)(d)	1,917,000	1,985,306
Class G, 2.462% 5/15/45 (d)	1,133,000	936,765
Series 2012-LC4 Class C, 5.5374% 12/10/44 (b)	802,000	837,283
Series 2013-CR10 Class D, 4.7892% 8/10/46 (b)(d)	1,756,000	1,813,510
Series 2013-CR12 Class D, 5.0809% 10/10/46 (b)(d)	2,900,000	2,559,741
Series 2013-LC6 Class D, 4.2616% 1/10/46 (b)(d)	2,732,000	2,802,155
Series 2014-UBS2 Class D, 5.0023% 3/10/47 (b)(d)	537,000	512,427
Series 2016-CD1 Class D, 2.767% 8/10/49 (b)(d)	2,210,000	1,972,854
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)	1,192,000	1,091,907
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.5085% 5/10/43 (b)(d)	1,016,908	1,006,515
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)	31,000	29,259
Commercial Mortgage Trust pass-thru certificates Series 2012-CR2:
Class D, 4.831% 8/15/45 (b)(d)	836,000	859,748
Class F, 4.25% 8/15/45 (d)	783,000	709,042
Credit Suisse Mortgage Trust floater:
Series 2019-ICE4 Class F, 1 month U.S. LIBOR + 2.650% 4.5635% 5/15/36 (b)(d)(g)	1,733,000	1,741,695
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 5.5135% 1/15/34 (b)(d)(g)	1,430,000	1,439,839
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)	1,766,000	1,732,218
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (b)(d)	1,287,000	1,308,459
Series 2017-CX9 Class D, 4.1542% 9/15/50 (b)(d)	461,000	445,559
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(d)	1,000,000	1,039,835
Class E, 4.9345% 1/10/34 (b)(d)	2,168,000	2,206,172
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6987% 11/10/46 (b)(d)	2,902,000	2,976,127
Class G, 4.652% 11/10/46 (d)	2,778,000	2,664,223
Series 2011-LC3A Class D, 5.3341% 8/10/44 (b)(d)	728,000	757,186
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5735% 12/25/43 (b)(e)	5,084,000	141,138
Series K012 Class X3, 2.2522% 1/25/41 (b)(e)	3,032,079	78,134
Series K013 Class X3, 2.8145% 1/25/43 (b)(e)	4,967,000	163,541
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4.7964% 11/21/35 (b)(d)(g)	1,500,000	1,502,106
GS Mortgage Securities Trust:
floater Series 2018-RIVR Class G, 1 month U.S. LIBOR + 2.600% 4.5135% 7/15/35 (b)(d)(g)	669,000	666,289
Series 2010-C2 Class D, 5.18% 12/10/43 (b)(d)	2,000,000	2,055,883
Series 2011-GC5:
Class C, 5.3898% 8/10/44 (b)(d)	101,000	104,527
Class D, 5.3898% 8/10/44 (b)(d)	2,623,000	2,612,963
Class E, 5.3898% 8/10/44 (b)(d)	848,000	781,992
Class F, 4.5% 8/10/44 (d)	677,000	493,016
Series 2012-GC6:
Class C, 5.6512% 1/10/45 (b)(d)	2,440,000	2,573,741
Class D, 5.6512% 1/10/45 (b)(d)	1,891,000	1,951,501
Class E, 5% 1/10/45 (b)(d)	2,889,000	2,700,274
Series 2012-GCJ7:
Class C, 5.6858% 5/10/45 (b)	3,573,000	3,764,244
Class D, 5.6858% 5/10/45 (b)(d)	3,539,000	3,550,734
Class E, 5% 5/10/45 (d)	1,018,966	780,235
Series 2012-GCJ9:
Class D, 4.7438% 11/10/45 (b)(d)	1,569,000	1,611,647
Class E, 4.7438% 11/10/45 (b)(d)	355,000	340,644
Series 2013-GC14 Class D, 4.7481% 8/10/46 (b)(d)	339,000	351,074
Series 2013-GC16:
Class D, 5.3107% 11/10/46 (b)(d)	3,292,000	3,570,258
Class F, 3.5% 11/10/46 (d)	1,510,000	1,224,851
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)	1,964,000	1,784,020
Series 2016-GS3 Class D, 2.62% 10/10/49 (d)	640,000	566,585
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (d)	5,857,000	5,946,038
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(d)	2,614,000	2,634,008
Class F, 4.0667% 2/10/29 (b)(d)	4,029,000	4,036,516
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	1,460,000	1,478,258
Series 2016-SFP Class F, 6.1552% 11/5/35 (d)	4,557,000	4,582,161
IMT Trust Series 2017-APTS:
Class EFX, 3.4966% 6/15/34 (b)(d)	1,693,000	1,692,071
Class FFL, 1 month U.S. LIBOR + 2.850% 4.7635% 6/15/34 (b)(d)(g)	664,000	664,415
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)	504,000	535,956
Invitation Homes Trust floater:
Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.1391% 7/17/37 (b)(d)(g)	1,491,000	1,490,995
Series 2018-SFR4 Class F, 1 month U.S. LIBOR + 2.200% 4.0891% 1/17/38 (b)(d)(g)	590,000	591,652
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 3.5135% 6/15/32 (b)(d)(g)	1,877,695	1,882,987
Class E, 1 month U.S. LIBOR + 3.000% 4.9135% 6/15/35 (b)(d)(g)	17,838	17,961
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)	1,624,000	1,439,754
Series 2014-C26 Class D, 3.8816% 1/15/48 (b)(d)	602,000	590,163
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4397% 12/15/49 (b)(d)	1,924,000	1,768,596
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0913% 12/15/49 (b)(d)	1,308,000	1,201,744
Series 2018-C8 Class D, 3.2447% 6/15/51 (b)(d)	302,000	280,273
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1323% 6/15/45 (b)	1,291,000	1,344,846
Class E, 5.1323% 6/15/45 (b)(d)	1,078,000	1,040,224
Class G 4% 6/15/45 (d)	805,000	509,712
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.6639% 2/15/46 (b)(d)	3,467,000	3,358,537
Class G, 4.409% 2/15/46 (b)(d)	1,680,000	1,456,949
Class H, 4.409% 2/15/46 (b)(d)	1,320,000	1,020,203
Series 2011-C4 Class E, 5.535% 7/15/46 (b)(d)	1,390,000	1,441,749
Series 2013-LC11:
Class D, 4.1679% 4/15/46 (b)	1,316,000	1,176,445
Class F, 3.25% 4/15/46 (b)(d)	482,000	212,418
Series 2014-DSTY Class E, 3.8046% 6/10/27 (b)(d)	924,000	328,750
Series 2015-UES Class F, 3.621% 9/5/32 (b)(d)	1,843,000	1,840,556
Series 2018-AON Class F, 4.6132% 7/5/31 (b)(d)	961,000	982,103
Kref Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.550% 4.4275% 6/15/36 (b)(d)(g)	440,000	443,905
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5806% 5/12/39 (b)	46,527	47,068
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.678% 8/15/45 (b)(d)	714,000	740,856
Series 2012-C6 Class D, 4.608% 11/15/45 (b)(d)	2,000,000	2,082,743
Series 2012-C6, Class F, 4.608% 11/15/45 (b)(d)	1,000,000	987,538
Series 2013-C12 Class D, 4.7655% 10/15/46 (b)(d)	1,500,000	1,552,838
Series 2013-C13:
Class D, 4.9077% 11/15/46 (b)(d)	2,994,000	3,154,034
Class E, 4.9077% 11/15/46 (b)(d)	659,000	619,845
Series 2013-C7:
Class D, 4.2389% 2/15/46 (b)(d)	1,061,000	1,028,848
Class E, 4.2389% 2/15/46 (b)(d)	1,501,000	1,325,074
Series 2013-C9 Class C, 4.0354% 5/15/46 (b)	625,000	647,975
Series 2016-C30 Class D, 3% 9/15/49 (d)	1,024,000	865,074
Series 2016-C31 Class D, 3% 11/15/49 (b)(d)	1,517,000	1,291,569
Series 2016-C32 Class D, 3.396% 12/15/49 (d)	1,137,000	946,018
Morgan Stanley Capital I Trust:
floater Series 2019-AGLN:
Class F, 1 month U.S. LIBOR + 2.600% 4.5213% 3/15/34 (b)(d)(g)	45,000	45,338
Class G, 1 month U.S. LIBOR + 3.150% 5.0713% 3/15/34 (b)(d)(g)	1,054,000	1,061,930
Series 1998-CF1 Class G, 7.0486% 7/15/32 (b)(d)	236,656	209,712
Series 2011-C2:
Class D, 5.4876% 6/15/44 (b)(d)	2,382,000	2,406,258
Class E, 5.4876% 6/15/44 (b)(d)	2,532,000	2,515,357
Class F, 5.4876% 6/15/44 (b)(d)	1,467,000	1,365,347
Class XB, 0.3254% 6/15/44 (b)(d)(e)	45,084,021	228,143
Series 2011-C3:
Class D, 5.2445% 7/15/49 (b)(d)	83,000	84,047
Class E, 5.2445% 7/15/49 (b)(d)	652,000	648,526
Class F, 5.2445% 7/15/49 (b)(d)	636,000	616,176
Class G, 5.2445% 7/15/49 (b)(d)	979,600	897,923
Series 2012-C4 Class D, 5.4194% 3/15/45 (b)(d)	1,640,000	1,631,979
Series 2015-MS1 Class D, 4.0309% 5/15/48 (b)(d)	2,045,000	1,974,514
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)	1,043,000	938,888
Series 2016-BNK2 Class C, 3% 11/15/49 (d)	2,346,000	2,167,939
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.8478% 8/15/24 (b)(d)(g)	1,132,633	1,144,201
Series 2017-MTL6 Class C, 1 month U.S. LIBOR + 1.400% 3.3135% 8/15/34 (d)(g)	779,474	779,473
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.1635% 8/15/34 (b)(d)(g)	2,065,274	2,083,905
MSCCG Trust floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 4.0713% 10/15/37 (b)(d)(g)	939,000	941,940
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)	3,808,000	3,915,480
Class E, 6.8087% 11/15/34 (d)	1,854,700	1,834,978
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(d)	1,000,000	1,067,899
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.778% 6/15/35 (b)(d)(g)	315,000	316,185
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.778% 6/15/35 (b)(d)(g)	113,725	113,415
Series 2019-1776 Class F, 4.2988% 10/15/36 (d)	546,000	532,344
Progress Residential Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)	1,000,000	1,003,723
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	1,077,904	1,327,056
ReadyCap Commercial Mortgage Trust floater Series 2019-FL3 Class D, 1 month U.S. LIBOR + 2.900% 4.7228% 3/25/34 (b)(d)(g)	599,000	589,130
Sg Commercial Mtg Securities Trust 2019-Pres Series 2019-PREZ Class F, 3.5929% 9/15/39 (b)(d)	2,000,000	1,837,546
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.4837% 8/15/39 (b)	758	759
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5703% 5/10/45 (b)(d)	681,000	683,898
Class E, 5% 5/10/45 (b)(d)	1,236,000	1,158,930
Class F, 5% 5/10/45 (b)(d)	399,000	322,829
UBS-BAMLL Trust Series 12-WRM Class D, 4.238% 6/10/30 (b)(d)	1,817,000	1,787,917
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0505% 1/10/45 (b)(d)	34,000	36,315
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.7553% 10/15/45 (b)(d)	637,000	661,891
Class E, 4.7553% 10/15/45 (b)(d)	1,539,000	1,546,751
Class F, 4.7553% 10/15/45 (b)(d)	774,000	727,555
Series 2016-BNK1 Class D, 3% 8/15/49 (d)	1,260,000	1,055,807
Series 2016-C35 Class D, 3.142% 7/15/48 (d)	3,524,000	3,087,366
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)	963,000	867,706
Series 2017-C38 Class D, 3% 7/15/50 (b)(d)	806,000	712,897
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44	45,000	32,846
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)	2,155,000	2,223,659
Class D, 5.6831% 3/15/44 (b)(d)	1,000,000	874,658
Class E, 5% 3/15/44 (d)	34,000	18,627
Series 2011-C5:
Class C, 5.6648% 11/15/44 (b)(d)	1,250,000	1,316,880
Class E, 5.6648% 11/15/44 (b)(d)	693,000	712,848
Class F, 5.25% 11/15/44 (b)(d)	2,000,000	1,971,082
Class G, 5.25% 11/15/44 (b)(d)	1,000,000	904,040
Series 2012-C7 Class D, 4.8139% 6/15/45 (b)(d)	620,000	606,721
Series 2012-C8 Class E, 4.8855% 8/15/45 (b)(d)	557,000	570,262
Series 2013-C11:
Class D, 4.2612% 3/15/45 (b)(d)	65,000	65,732
Class E, 4.2612% 3/15/45 (b)(d)	53,000	53,534
Series 2013-C13 Class D, 4.1382% 5/15/45 (b)(d)	45,000	45,992
Series 2013-C16 Class D, 5.0226% 9/15/46 (b)(d)	715,000	708,630
Series 2013-UBS1 Class D, 4.7389% 3/15/46 (b)(d)	910,000	931,823
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(d)	1,168,000	1,009,454
Class PR2, 3.516% 6/5/35 (b)(d)	459,000	379,543
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $204,770,273)		219,178,318

Bank Loan Obligations - 4.9%
COMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.79% 4/11/25 (b)(g)	3,358,230	3,365,282
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.4%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 12/22/24 (b)(g)	847,103	833,956
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8741% 6/10/22 (b)(g)	731,014	727,271
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.54% 4/27/24 (b)(g)	2,539,615	2,472,417
Wyndham Destinations, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.0359% 5/31/25 (b)(g)	450,450	451,576
		4,485,220
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3944% 6/23/23 (b)(g)	919,210	807,985

TOTAL CONSUMER DISCRETIONARY		5,293,205

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B8, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 8/17/26 (b)(g)	402,372	404,307
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
Kestrel Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.04% 6/1/25 (b)(g)	1,481,250	1,362,750
Oil, Gas & Consumable Fuels - 0.5%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.8544% 12/19/20 (b)(g)	4,825,186	3,917,472
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 10/2/23 (b)(g)	951,534	948,565
		4,866,037

TOTAL ENERGY		6,228,787

FINANCIALS - 0.6%
Diversified Financial Services - 0.4%
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(f)	3,629,000	3,729,160
Mortgage Real Estate Investment Trusts - 0.1%
Apollo Commercial Real Estate Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.6713% 5/7/26 (b)(g)	538,650	533,264
Blackstone Mortgage Trust, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2996% 4/16/26 (b)(g)	827,925	829,995
		1,363,259
Thrifts & Mortgage Finance - 0.1%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.7859% 12/5/20 (b)(g)	1,568,162	1,533,866

TOTAL FINANCIALS		6,626,285

INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7859% 2/27/25 (b)(g)	3,503,788	3,486,269
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.2859% 12/20/24 (b)(g)	537,056	537,560
REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.0%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 9/18/26 (b)(g)	1,366,653	1,367,651
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.523% 2/6/22 (b)(f)(g)	5,000,000	4,875,000
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6709% 6/28/23 (b)(g)	2,614,960	2,614,960
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.79% 3/23/24 (b)(g)	1,740,000	1,565,374
		10,422,985
Real Estate Management & Development - 1.1%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.29% 3/24/24 (b)(g)	1,070,603	1,069,072
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.0359% 8/21/25 (b)(g)	4,759,930	4,763,881
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (b)(g)	1,856,919	1,724,614
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.5359% 1/30/24 (b)(g)	104,733	97,271
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7859% 3/23/25 (b)(g)	436,607	437,698
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.8503% 12/22/24 (b)(g)	3,765,000	3,776,107
		11,868,643

TOTAL REAL ESTATE		22,291,628

UTILITIES - 0.4%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.29% 12/2/21 (b)(g)	248,874	234,564
Independent Power and Renewable Electricity Producers - 0.4%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5359% 4/13/23 (b)(g)	1,241,508	1,240,478
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.7859% 10/18/22 (b)(g)	2,545,654	2,494,741
		3,735,219

TOTAL UTILITIES		3,969,783

TOTAL BANK LOAN OBLIGATIONS
(Cost $53,374,899)		52,203,106

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Dartmouth Street 2003-1 Ltd. Series 2003-1A Class PS, 6/28/38 (Cost $1)(a)(d)(f)	13,650	1
	Shares	Value

Money Market Funds - 5.3%
Fidelity Cash Central Fund 1.83% (h)
(Cost $57,396,174)	57,388,322	57,399,800
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,010,393,074)		1,080,582,488
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,525,718)
NET ASSETS - 100%		$1,078,056,770

Legend

 (a) Non-income producing

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $308,811,020 or 28.6% of net assets.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$224,928

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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